Stock-based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
a) Stock-based compensation expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2014	2013
Share option plan (note 23(b))	$921	$981
Liability classified restricted share unit plan (note 23(d(i)))	790	2,652
Equity classified restricted share unit plan (note 23(d(ii)))	419	—
Performance restricted share unit plan (note 23(e))	94	—
Liability classified deferred stock unit plan (note 23(f(i)))	(1,100)	2,560
Equity classified deferred stock unit plan (note 23(f(ii)))	2,181	—
	$3,305	$6,193

b) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date.

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2012	3,029,734	5.70
Granted	177,400	5.91
Exercised(i)	(295,230)	3.98
Forfeited	(698,624)	7.12
Outstanding at December 31, 2013	2,213,280	5.51
Exercised(i)	(385,880)	3.49
Forfeited	(61,480)	7.83
Outstanding at December 31, 2014	1,765,920	5.87

(i)	All stock options exercised resulted in new common shares being issued (note 17(a));
Cash received from option exercises for the year ended December 31, 2014 was $1,348 (2013 - $1,175). For the year ended December 31, 2014, the total intrinsic value of options exercised, calculated as market value at the exercise date less exercise price, multiplied by the number of units exercised, was $1,711 (December 31, 2013 - $524).
The following table summarizes information about stock options outstanding at December 31, 2014:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	373,760	7.5 years	$2.75	109,760	7.5 years	$2.75
$2.79	450,000	7.5 years	$2.79	—	—	$—
$3.69	38,900	3.9 years	$3.69	38,900	3.9 years	$3.69
$4.90	40,000	7.3 years	$4.90	16,000	7.3 years	$4.90
$5.00	142,760	1.3 years	$5.00	142,760	1.3 years	$5.00
$5.91	166,600	9.0 years	$5.91	33,320	9.0 years	$5.91
$6.56	94,560	6.9 years	$6.56	55,120	6.9 years	$6.56
$8.28	60,000	4.5 years	$8.28	60,000	4.5 years	$8.28
$8.58	30,000	5.7 years	$8.58	24,000	5.7 years	$8.58
$9.33	71,580	5.1 years	$9.33	59,840	5.1 years	$9.33
$10.13	68,860	6.0 years	$10.13	56,120	6.0 years	$10.13
$13.21	75,000	3.0 years	$13.21	75,000	3.0 years	$13.21
$13.50	76,140	2.9 years	$13.50	76,140	2.9 years	$13.50
$16.46	50,000	3.3 years	$16.46	50,000	3.3 years	$16.46
$16.75	27,760	1.7 years	$16.75	27,760	1.7 years	$16.75
	1,765,920	6.1 years	$5.87	824,720	4.5 years	$8.41

At December 31, 2014, the weighted average remaining contractual life of outstanding options is 6.1 years (December 31, 2013 – 6.9 years). The fair value of options vested during the year ended December 31, 2014 was $983 (December 31, 2013 – $1,278). At December 31, 2014, the Company had 824,720 exercisable options (December 31, 2013 – 892,700) with a weighted average exercise price of $8.41 (December 31, 2013 – $8.00).
At December 31, 2014, the total compensation costs related to non-vested awards not yet recognized was $1,223 (December 31, 2013 – $1,762) and these costs are expected to be recognized over a weighted average period of 2.5 years (December 31, 2013 – 3.2 years).
c) Senior executive stock option plan
On September 22, 2010, the Company modified a senior executive employment agreement to allow the option holder the right to settle options in cash which resulted in a change in classification of 550,000 stock options (senior executive stock options) from equity to a long term liability. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date.
At December 31, 2014, a current liability of $22 (2013- $nil) is included in accrued liabilities in relation to this plan and the long term portion of $nil (2013 - $940) is included in other long term obligations. During the year ended December 31, 2014, 291,800 of the senior executive stock options were exercised and settled in common shares (December 31, 2013 - nil). For the year ended December 31, 2014, the total intrinsic value of senior executive stock options exercised, calculated as market value at the exercise date less exercise price, multiplied by the number of units exercised, was $935 (December 31, 2013 - $nil). Cash received from stock option exercises for the year ended December 31, 2014 was $1,459 (December 31, 2013 - $nil).
The weighted average assumptions used in estimating the fair value of the fully vested senior executive stock options as at December 31, 2014 and 2013 are as follows:

Year ended December 31,	2014	2013
Number of senior executive stock options	258,200	550,000
Weighted average fair value per option granted ($)	0.08	1.71
Weighted average assumptions:
Dividend yield	2.20%	N/A
Expected volatility	49.68%	39.12%
Risk-free interest rate	0.25%	0.22%
Expected life (years)	0.4	1.4

d) Restricted share unit plan
Restricted Share Units (“RSU”) are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company intends to settle all RSUs issued after February 19, 2014 with common shares purchased on the open market through a trust arrangement ("equity classified RSUs"). The Company will continue to settle RSUs granted prior to February 19, 2014 with cash ("liability classified RSUs").
i) Liability classified restricted share unit plan

Number of units
Outstanding at December 31, 2012	1,110,275
Granted	555,204
Vested	(154,330)
Forfeited	(487,205)
Outstanding at December 31, 2013	1,023,944
Dividend equivalents granted	695
Vested	(350,271)
Forfeited	(58,865)
Outstanding at December 31, 2014	615,503

At December 31, 2014, the current portion of RSU liabilities of $1,009 were included in accrued liabilities (December 31, 2013 - $1,933) and the long term portion of RSU liabilities of $770 were included in other long term obligations (December 31, 2013 — $1,734) in the Consolidated Balance Sheets. During the year ended December 31, 2014, 350,271 units were settled in cash for $2,678 (2013 - 154,330 units settled in cash for $727).
Using a fair market value of $3.78 per unit at December 31, 2014 (December 31, 2013 - $6.24), there were approximately $641 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the liability classified RSU Plan (December 31, 2013 – $2,958) and these costs are expected to be recognized over the weighted average remaining contractual life of the liability classified RSUs of 0.8 years (December 31, 2013 – 1.3 years).
ii) Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Granted	274,256	7.98
Dividend equivalents granted	11,557	6.15
Vested	(605)	7.75
Forfeited	(22,300)	7.87
Outstanding at December 31, 2014	262,908	7.91
At December 31, 2014, there were approximately $1,276 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the equity classified RSU Plan (December 31, 2013 – $nil) and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 2.3 years (December 31, 2013 – nil years). At December 31, 2014, there were 605 units vested, which were settled on February 3, 2015 with common shares purchased on the open market through a trust arrangement (December 31, 2013 - $nil units).
e) Performance restricted share units
On June 11, 2014, the Company entered into an amended and restated executive employment agreement with the Chief Executive Officer (the "CEO") and granted Performance Restricted Share Units ("PSU") as a long-term incentive, which became effective July 1, 2014. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the date of the grant. The fair market value of the award granted on July 1, 2014 is $563, which will be recognized over the three-year term.
At December 31, 2014, there were approximately $468 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the performance restricted share unit plan and these costs are expected to be recognized over the weighted average remaining contractual life of the PSUs of 2.5 years. The Company intends to settle earned PSUs with common shares purchased on the open market through a trust arrangement.
f) Deferred stock unit plan
On November 27, 2007, the Company approved a Directors’ Deferred Stock Unit (“DDSU”) Plan, which became effective January 1, 2008. On February 19, 2014, the Company modified its DDSU plan to permit awards to executives in addition to directors. As a result of this change, the plan will be referred to as the deferred stock unit ("DSU") plan going forward. Under the DSU plan non-officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DSUs. Similarly, executives receive 50% of their annual bonus in the form of DSUs and may elect to receive all or part of their annual bonus in excess of 50% in the form of DSUs. The DSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant. Directors, who are not US taxpayers, may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.
The Company intends to settle all DSUs issued after February 19, 2014 with common shares purchased on the open market through a trust arrangement ("equity classified DSUs"). The Company will continue to settle DSUs granted prior to February 19, 2014 with cash ("liability classified DSUs").
i) Liability classified deferred stock unit plan

Number of units
Outstanding at December 31, 2012	625,156
Issued	141,509
Redeemed	(179,831)
Outstanding at December 31, 2013	586,834
Issued	7,674
Redeemed	(63,886)
Outstanding at December 31, 2014	530,622
At December 31, 2014, the fair market value of these units was $3.78 per unit (December 31, 2013 – $6.24 per unit). At December 31, 2014, the current portion of DSU liabilities of $408 were included in accrued liabilities (December 31, 2013 - $nil) and the long term portion of DSU liabilities of $1,597 were included in other long term obligations (December 31, 2013 - $3,662) in the Consolidated Balance Sheets. During the year ended December 31, 2014, 63,886 units were redeemed and settled in cash for $557 (December 31, 2013 - 179,831 units were redeemed and settled in cash for $968). There is no unrecognized compensation expense related to the DSUs, since these awards vest immediately when issued.
ii) Equity classified deferred stock unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2013	—	—
Issued	161,007	6.52
Dividend equivalents granted	8,721	6.10
Outstanding at December 31, 2014	169,728	6.50
There is no unrecognized compensation expense related to equity classified DSUs, since these awards vest immediately when issued.